Commitments and Contingencies - Joint Ventures (Detail) - USD ($)	Dec. 31, 2019	Dec. 11, 2017
Long-term Purchase Commitment [Line Items]
Equity method investment, ownership interest	100.00%
Minimum
Long-term Purchase Commitment [Line Items]
Equity method investment, ownership interest	20.00%
Maximum
Long-term Purchase Commitment [Line Items]
Equity method investment, ownership interest	52.00%
Yamal LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Equity method investment, ownership interest	50.00%
Teekay LNG | Bahrain LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Equity method investment, ownership interest	30.00%
Teekay LNG | Yamal LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Equity method investment, ownership interest		50.00%
Teekay LNG | Bahrain LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Equity method investment, ownership interest	30.00%
Teekay LNG | Bahrain LNG Joint Venture | LNG receiving and regasification terminal
Long-term Purchase Commitment [Line Items]
Secured financing	$ 34,000,000
Undrawn amount	$ 10,000,000